Operating Leases - Minimum Contractual Future Revenues (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Minimum contractual future revenues
2021 (excluding the six months ended June 30, 2021)	$ 131,436
2022	184,259
2023	99,805
2024	102,560
2025	76,916
2026 and thereafter	46,775
Total	$ 641,751